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                                AGA SERIES TRUST

                       SUPPLEMENT ISSUED JANUARY 6, 1999
                     TO STATEMENT OF ADDITIONAL INFORMATION
              DATED MAY 1, 1998 (AS SUPPLEMENTED OCTOBER 28, 1998)

 Alden W. Brosseau has resigned his position as a Trustee of AGA Series Trust.